Financial Results - Summary of Net Financing Income/(Loss) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange rate differences
Foreign exchange gains	$ 43,094	$ 626,067	$ 158,601
Foreign exchange losses	(1,233,558)	(2,536,469)	(350,007)
Total	(1,190,464)	(1,910,402)	(191,406)
Financial income
Unwinding of discounts on provisions and liabilities	60,383	41,399	35,287
Interest from loans to related parties			8,215
Total	60,383	41,399	43,502
Financial expenses
Interest on borrowings	(1,187,112)	(594,718)	(582,150)
Interest from short-term investments	(48,217)	(45,436)	(41,960)
Tax interest	(169,277)	(130,570)
Interest on leases	(39,640)
Interest with related parties		(10,632)	(17,412)
Unwinding of discounts on receivables	(69,135)	(48,740)	(40,613)
Others	(279,938)	(187,269)	(113,984)
Total	$ (1,793,319)	$ (1,017,365)	$ (796,119)